Stockholders' equity - Share buyback program (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Stockholders' equity
Total aggregate price of purchased shares		$ 1,000
Common share
Stockholders' equity
Number of shares repurchased	71,173,683
Repurchased shares average price	$ 14.05
Total aggregate price of purchased shares	$ 1,000